Fair Value of Financial Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of marketable securities
The Company did not have marketable securities at December 31, 2019. As of September 30, 2020, marketable securities by security type consisted of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
U.S. treasury securities	$132,184	$16	$—	$132,200
U.S. government agency bonds	11,995	2	—	11,997
Commercial paper	59,891	—	—	59,891
Corporate debt securities	17,665	8	—	17,673

Totals	$221,735	$26	$—	$221,761

Marketable securities by security type consisted of the following:

	December 31, 2018
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. treasury bills and notes	$67,574	$—	$(9)	$67,565

	$67,574	$—	$(9)	$67,565

Summary of assets measured at fair value on a recurring basis
The following tables present the Company’s assets that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value, which is described further within Note 2, Summary of Significant Accounting Policies:

	Fair Value Measurements at December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents:
Money market funds	$15,076	$—	$—	$15,076

Totals	$15,076	$—	$—	$15,076

	Fair Value Measurements at September 30, 2020 Using:
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents:
Money market funds	$57,394	$—	$—	$57,394
Marketable securities:
U.S. treasury securities	—	132,200	—	132,200
U.S. government agency bonds	—	11,997	—	11,997
Commercial paper	—	59,891	—	59,891
Corporate debt securities	—	17,673	—	17,673

Totals	$57,394	$221,761	$—	$279,155

The following tables present the Company’s assets that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value, which is described further within Note 2,
Summary of Significant Accounting Policies:

	Fair value measurements at December 31, 2018 using:
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$7,244	$—	$—	$7,244
Marketable securities
U.S. treasury bills and notes	—	67,565	—	67,565

Totals	$7,244	$67,565	$—	$74,809

	Fair value measurements at December 31, 2019 using:
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$15,076	$—	$—	$15,076

Totals	$15,076	$—	$—	$15,076